UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York            November 13, 2007

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   18

Form 13F Information Table Value Total:   $136,985


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Acxiom Corp                           Com          005125109    9,398   474,900  Sh        Defined      02,03    474,900    0    0
Adobe Systems Inc                     Com          00724F101    3,318    76,000  Sh        Defined      02,03     76,000    0    0
Checkfree Corp                        Com          162813109    2,164    46,500  Sh        Defined      02,03     46,500    0    0
Cytyc Corp                            Com          232946103   19,227   403,500  Sh        Defined      02,03    403,500    0    0
Edwards AG Inc                        Com          281760108      812     9,700  Sh        Defined      02,03      9,700    0    0
Enzon Pharmaceuticals Inc             Com          293904108    6,841   776,462  Sh        Defined      02,03    776,462    0    0
Hilton Hotels Corp                    Com          432848109    9,833   211,500  Sh        Defined      02,03    211,500    0    0
Huntsman Corp                         Com          447011107    2,347    88,600  Sh        Defined      02,03     88,600    0    0
Intel Corp                            Com          458140100    4,513   174,500  Sh        Defined      02,03    174,500    0    0
Kyphon Inc                            Com          501577100    8,085   115,500  Sh        Defined      02,03    115,500    0    0
Oakley Inc                            Com          673662102    5,876   202,400  Sh        Defined      02,03    202,400    0    0
PHH Corp                              Com          693320202   11,518   438,300  Sh        Defined      02,03    438,300    0    0
Pogo Producing Co                     Com          730448107    7,696   144,900  Sh        Defined      02,03    144,900    0    0
Radian Group Inc                      Com          750236101    7,515   322,800  Sh        Defined      02,03    322,800    0    0
SLM Corp                              Com          78442P106    1,167    23,500  Sh        Defined      02,03     23,500    0    0
Sears Holdings Corp                   Com          812350106    1,272    10,000  Sh        Defined      02,03     10,000    0    0
Sierra Health Services Inc            Com          826322109   13,986   331,500  Sh        Defined      02,03    331,500    0    0
TXU Corp                              Com          873168108   21,417   312,800  Sh        Defined      02,03    312,800    0    0